NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
4.	Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to the Company’s common stockholders for the periods indicated:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
Numerator:
Net loss	$(5,722)	$(4,025)	$(12,302)	$(9,567)
Preferred stock dividend	3,187	26	4,016	52
Net loss attributable to common stockholders	$(8,909)	$(4,051)	$(16,318)	$(9,619)

Denominator:
Common stock - basic	7,037,671	4,893,491	6,719,726	4,551,050
Common shares equivalents(1)	1,192,554	—	932,437	—
Weighted average shares outstanding during the period:	8,230,225	4,893,491	7,652,163	4,551,050

Net loss per share	$(1.08)	$(0.83)	$(2.13)	$(2.11)

(1)	Preferred Stock Series D, E and G are participating securities; therefore we utilize the two class method of computing net loss per share.

Potentially dilutive securities:	June 30, 2015	June 30, 2014
Outstanding common stock options(2)	366,000	122,953
Outstanding preferred stock option(2)	16,587	16,587
Warrants(2)	303,000	451,840
Related party liability(2)	40,738	15,973
Convertible promissory note(s)(2)	—	31,500
8% Senior convertible debentures	—	29,453
Convertible preferred stock Series C(2)	5,000	5,000

(2)
The impact of stock options, warrants, convertible debt instruments and convertible preferred stock which do not have participation rights is anti-dilutive in a period of loss from continuing operations.

6.	Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2014	2013
Numerator
Net loss	$(27,277)	$(15,132)
Preferred stock dividend	875	38
Net loss applicable to common stockholders	$(28,152)	$(15,170)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	4,926,338	3,006,210
Common shares equivalents	333,222	—
Common stock - diluted	5,259,560	3,006,210

Basic and diluted net loss per common share	$(5.35)	$(5.05)

Potentially dilutive securities consist of:

	As of December 31,
	2014	2013
Outstanding common stock options	201,308	46,275
Outstanding preferred stock options	829,167	762,500
Related party liabilities	20,471	20,716
Warrants	310,911	563,689
Convertible promissory note(s)	—	42,167
8% senior convertible debentures	—	500,000
Convertible preferred stock- Series C	5,000	5,000
Convertible preferred stock- Series D	288,739	288,739
Convertible preferred stock- Series E	375,000	—

All of the listed dilutive securities are excluded from the computation of fully diluted loss per share as they are antidilutive.